Risk Management	12 Months Ended
Dec. 31, 2022
Risk Management
Risk Management

5	Risk Management

5.1	Financial Risk Management

Financial risk factors

The Company's activities are affected by Brazilian economic scenario, making it exposed to market risk (exchange rate and interest rate), credit risk and liquidity risk. Financial risk management is focused on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Company’s financial performance.

The Company has not utilized derivative instruments in any of the reported periods.

(a)	Market risk

Foreign currency risk

Foreign exchange exposure implies market risks associated with currency fluctuations, since the Company has foreign currency-denominated liabilities, arising from long-term funding, in development institutions, at more attractive interest rates, in U.S. dollars and Yen.

The management of currency exposure considers several current and projected economic factors, besides market conditions.

This risk arises from the possibility that the Company may incur in losses due to exchange rate fluctuations that would impact liability balances of foreign currency-denominated borrowings and financing raised in the market and related financial expenses. The Company does not maintain hedge or swap contracts or any derivative financial instrument to hedge against this risk.

Part of the financial debt, totaling R$ 2,809,441 as of December 31, 2022 (R$ 3,321,489 as of December 31, 2021), is indexed to the U.S. dollar and Yen. The exposure to exchange risk is as follows:

	December 31, 2022		December 31, 2021
	Foreign currency (in thousands)	R$	Foreign currency (in thousands)	R$

Borrowings and financing – US$	191,022	996,695	163,538	912,624
Borrowings and financing – Yen	45,369,189	1,795,259	49,324,813	2,390,774
Interest and charges from borrowings and financing – US$		6,985		4,121
Interest and charges from borrowings and financing – Yen		10,502		13,970
Total exposure		2,809,441		3,321,489
Borrowing cost – US$		(31,037)		(22,486)
Borrowing cost – Yen		(2,646)		(2,850)
Total foreign-currency denominated borrowings (Note 17)		2,775,758		3,296,153

The 15.8% decrease in the balance of the foreign currency-denominated debt from December 31, 2022, compared to December 31, 2021, was mainly impacted by the depreciation of the U.S. dollar and Yen against the Brazilian real. The table below shows the prices and exchange variations in the period:

	December 31, 2022	December 31, 2021	Variation
US$	R$ 5.2177	R$ 5.5805	-6.5%
Iene	R$ 0.03957	R$ 0.04847	-18.4%

In 2022 there was a decrease related to the Exchange variation in borrowings and financing, in the amount of R$ 488,614 (a decrease of R$ 38,324 in 2021), see Note 17 (ii). As of December 31, 2022, if the Brazilian real had depreciated or appreciated by 10 percentage points, in addition to the impacts already mentioned above, against the U.S. dollar and Yen with all other variables held constant, the effects on the result before taxes in the year would have been R$ 280,944 (R$ 332,149 in 2021), lower or higher.

The probable scenario below presents the effect on the income statements for the next 12 months considering the projection of the U.S. dollar and the Yen.

The Company understands that the scenario presented is reasonable, given the instability of the Brazilian real against the U.S. dollar and the Yen.

Scenario I (Probable)
(*)
Net currency exposure as of December 31, 2022 in US$ - Liabilities	191,022

US$ rate as of December 31, 2022	5.2177
Exchange rate estimated according to the scenario	5.2700
Difference between the rates	(0.0523)

Effect on the net financial result R$ - gain/(loss)	(9,990)

Net currency exposure as of December 31, 2022 in Yen - Liabilities	45,369,189

Yen rate as of December 31, 2022	0.03957
Exchange rate estimated according to the scenario	0.04203
Difference between the rates	(0.00246)

Effect on the net financial result R$ - gain/(loss)	(111,608)

Total effect on the net financial result in R$ - gain/(loss)	(121,598)

(*)	For the probable scenario in U.S. dollars and Yen, the exchange rates estimated for December 31, 2023, were used, according to the Focus-BACEN and B3's Benchmark Rate report, of December 31, 2022, respectively.

Interest rate risk

This risk arises from the possibility that the Company could incur losses due to fluctuations in interest rates, increasing the financial expenses related to borrowings and financing.

The Company has not entered into any derivative contract to hedge against this risk; however continually monitors market interest rates, in order to evaluate the possible need to replace its debt.

The table below provides the borrowings and financing subject to variable interest rates:

	December 31, 2022	December 31, 2021
CDI(i)	9,251,150	7,612,299
TR(ii)	1,635,587	1,638,079
IPCA(iii)	3,073,435	3,019,459
TJLP(iv)	1,433,029	1,478,740
SOFR(v)	996,697	912,626
Interest and charges	424,856	243,696
Total	16,814,754	14,904,899

(i)	CDI – (Certificado de Depósito Interbancário), an interbank deposit certificate
(ii)	TR – Interest Benchmark Rate
(iii)	IPCA – (Índice Nacional de Preços ao Consumidor Amplo), a consumer price index
(iv)	TJLP – (Taxa de Juros a Longo Prazo), a long-term interest rate index
(v)	SOFR – Secured Overnight Financing Rate

Another risk to which the Company is exposed, is the mismatch of inflation adjustment indices of its debts with those of its service revenues. Tariff adjustments of services provided by the Company do not necessarily follow the increases in the inflation indexes to adjust borrowings, financing and interest rates affecting indebtedness

As of December 31, 2022, if interest rates on borrowings and financing had been 1 percentage point higher or lower with all other variables held constant, the effects on profit before taxes would have been R$ 168,148 (R$ 149,049 as of December 31, 2021) lower or higher, mainly as a result of lower or higher interest expense on floating rate borrowings and financing.

(b)       Credit risk

Credit risk arises from cash and cash equivalents, financial investments, as well as credit exposures to wholesale basis and retail customers, including outstanding accounts receivable, restricted cash and accounts receivable from related parties. Credit risk exposure to customers is mitigated by sales to a dispersed base.

The maximum exposures to credit risk as of December 31, 2022 is the carrying amount of instruments classified as cash and cash equivalents, financial investments, restricted cash, trade receivables and accounts receivable from related parties in the balance sheet date. See additional information in Notes 7, 8, 9, 10 and 11.

Regarding the financial assets held with financial institutions, the credit quality was assessed by reference to external credit ratings (if available) or to historical information about the bank’s default rates. For the credit quality of the banks, such as deposits and financial investments, the Company considers the lower rating published by three main international rating agencies (Fitch, Moody's and S&P), according to internal policy of market risk management:

Banks	Fitch	Moody's	Standard Poor's
Banco do Brasil S/A	AA(bra)	AAA.br	-
Banco Santander Brasil S/A	-	AAA.br	brAAA
Brazilian Federal Savings Bank	AA(bra)	AAA.br	brAAA
Banco Bradesco S/A	AAA(bra)	AAA.br	brAAA
Itaú Unibanco Holding S/A	AAA(bra)	AAA.br	-
Banco BV	-	AA.br	brAAA
Banco BTG Pactual S/A	AA(bra)	AAA.br	brAAA

The table below shows the rating assessment released by the Fitch agency, for deposit transactions and financial investments in local currency:

	December 31, 2022	December 31, 2021
Cash and cash equivalents and financial investments
AA(bra)	2,237,629	1,905,810
AAA(bra)	1,011,685	970,474
Other (*)	296,044	275,030
	3,545,358	3,151,314

(*)	As of December 31, 2022, this category includes R$ 289,908 (R$ 262,465 as of December 31, 2021) referring to Banco BV, current accounts, and financial investments, which are not rated by Fitch.

(c)       Liquidity risk

Liquidity is primarily reliant upon cash provided by operating activities and borrowings and financing obtained in the local and international capital markets, as well as the payment of debts. The liquidity risk management considers the assessment of its liquidity requirements to ensure it has sufficient cash to meet its operating and capital expenditures needs, as well as the payment of debts.

The funds held by the Company are invested in interest-bearing current accounts, time deposits and securities, selecting instruments with appropriate maturity or liquidity sufficient to provide margin as determined by projections mentioned above.

The table below shows the financial liabilities of the Company, by relevant maturities, including the installments of principal and future interest to be paid according to the agreement. Future interest was calculated based on the contractual clauses for all agreements. For agreements with floating interest rate, the interest rates used correspond to the base dates above.

	2022	2023	2024	2025	2026	2027 onwards	Total
As of December 31, 2022

Liabilities
Borrowings and financing	3,640,245	3,740,510	3,790,915	3,503,169	3,821,448	13,422,829	31,919,116
Trade payables and contractors	430,946	—	—	—	—	—	430,946
Services payable	723,242	—	—	—	—	—	723,242
Public-Private Partnership – PPP	517,681	423,568	386,767	386,767	386,767	3,733,287	5,834,837
Program Contract Commitments	100,022	1,174	1,174	1,174	1,174	12,352	117,070
Total	5,412,136	4,165,252	4,178,856	3,891,110	4,209,389	17,168,468	39,025,211

Cross default

The Company has borrowings and financing agreements including cross default clauses, e.g., the early maturity of any debt, may imply the early maturity of these agreements. The indicators are continuously monitored in order to avoid the execution of these clauses and the more restrictive ones are showed in Note 17 (c).

(d)       Sensitivity analysis on interest rate risk

The table below shows the sensitivity analysis of the financial instruments, prepared in accordance with IFRS 7, in order to evidence the balances of main financial assets and liabilities, calculated at a rate projected for the twelve-month period after December 31, 2022, or until the final settlement of each contract, whichever occurs first, considering a likely scenario.

The purpose of the sensitivity analysis is to measure the impact of changes in the market over the financial instruments, considering constant all other variables. In the time of settlement the amounts can be different from those presented, due to the estimates used in the measurement.

December 31, 2022
Indicators	Exposure	Scenario I (Probable)

Assets
CDI	1,689,876	13.4200%(**)
Financial income		226,781

Liabilities
CDI	(9,251,150)	13.4200%(**)
Interest to be incurred		(1,241,504)

CDI net exposure	(7,561,274)	(1,014,723)

Liabilities
TR	(1,635,587)	0.0205%(**)
Expenses to be incurred		(335)

IPCA	(3,073,435)	5.3128%(*)
Expenses to be incurred		(163,285)

TJLP	(1,433,029)	7.2000%(*)
Interest to be incurred		(103,178)

SOFR (***)	(996,697)	0.0491%(**)
Interest to be incurred		(489)

Total expenses to be incurred, net		(1,282,010)

(*) Source: Focus-BACEN Report of December 31, 2022
(**) Source: B3 of December 31, 2022
(***) Source: Bloomberg

5.2	Capital management

The Company’s objectives when managing capital are ensure its ability to continue as a going concern in order to provide returns for shareholders and benefits for other stakeholders, and to maintain an optimal capital structure to reduce the cost of capital.

Capital is monitored based on the leverage ratio, which corresponds to net debt divided by total capital (shareholders and providers of capital). Net debt corresponds to total borrowings and financing less cash and cash equivalents and financial investments. Total capital is calculated as total equity as shown in the statement of the financial position plus net debt.

	December 31, 2022	December 31, 2021

Total borrowings and financing (Note 17)	18,958,671	17,723,836
(-) Cash and cash equivalents (Note 7)	(1,867,485)	(717,929)
(-) Financial investments (Note 8)	(1,677,873)	(2,433,385)

Net debt	15,413,313	14,572,522
Total equity	27,333,533	24,931,859

Total capital (shareholders + providers of capital)	42,746,846	39,504,381

Leverage ratio	36%	37%

As of December 31, 2022, the leverage ratio decreased to 36% compared to 37% as of December 31, 2021, mainly due to the increase in total equity, resulting from the profit of December 31, 2022.

5.3	Fair value estimates

The Company considers that balances from trade receivables (current) and trade payables and contractors by carrying amount, less impairment approximate their fair values, considering the short maturity. Long-term trade receivables also approximate their fair values, as they will be adjusted by inflation and/or will bear contractual interest rates over time.

5.4	Financial instruments

The Company did not have financial assets classified as fair value through other comprehensive income and fair value through profit or loss. The Company’s financial instruments included in the amortized cost category comprise cash and cash equivalents, restricted cash, trade receivables, balances with related parties, other receivables, and balances receivable from the Water and Basic Sanitation National Agency – ANA, trade payables and contractors, borrowings and financing, services payable, balances payable deriving from the Public Private Partnership-PPP and program contract commitments, which are non-derivative financial assets and liabilities with fixed or determinable payments, not quoted in an active market, except for cash equivalents and financial investments.

The estimated fair values of the financial instruments are as follows:

Financial assets

	December 31, 2022		December 31, 2021
	Carrying amount	Fair value	Carrying amount	Fair value
Cash and cash equivalents	1,867,485	1,867,485	717,929	717,929
Financial investments	1,677,873	1,677,873	2,433,385	2,433,385
Restricted cash	37,474	37,474	28,467	28,467
Trade receivables	3,277,808	3,277,808	2,918,311	2,918,311
Water and Basic Sanitation National Agency – ANA	9,193	9,193	20,666	20,666
Other assets	212,674	212,674	226,242	226,242

Additionally, SABESP has financial instrument assets receivables from related parties, in the amount of R$1,156,743 as of December 31, 2022 (R$818,552 as of December 31, 2021), which were calculated in accordance with the conditions negotiated between related parties. The conditions and additional information referring to these financial instruments are disclosed in Note 11 to the financial statements. Part of this balance, in the amount of R$1,060,040 (R$741,910 as of December 31, 2021), refers to reimbursement of additional retirement and pension plan - G0 and is indexed by IPCA plus simple interest of 0.5% p.m. This interest rate approximates that one practiced by federal government bonds (NTN-b) with terms similar to those of related-party transactions.

Financial liabilities

	December 31, 2022		December 31, 2021
	Carrying amount	Fair value	Carrying amount	Fair value
Borrowings and financing	18,958,671	19,260,133	17,723,836	17,947,954
Trade payables and contractors	430,946	430,946	236,763	236,763
Services payable	723,242	723,242	469,027	469,027
Program contract commitments	112,385	112,385	122,647	122,647
Public-Private Partnership - PPP	2,959,181	2,959,181	3,060,185	3,060,185

To obtain fair value of borrowings and financing, the following criteria have been adopted:

(i)	Agreements with CEF (Brazilian Federal Savings Bank) were projected until their final maturities, at the average interest rate plus TR x DI and the average contractual term, were adjusted to present value by a funding rate specific for the Company in similar contracts, plus TR x DI, on the end of the reporting period. TR x DI rates were obtained with B3.

(ii)	The debentures were projected up to the final maturity date according to contractual rates (IPCA, DI, TJLP or TR), and adjusted to present value considering the future interest rate published by ANBIMA in the secondary market, or by equivalent market rates, or the Company’s shares traded in the Brazilian market.

(iii)	Financing – BNDES corresponds to instruments valued at their carrying amount restated until the maturity date, and are indexed by the long-term interest rate (TJLP).

These financings have specific characteristics and conditions defined in the financing agreements with BNDES, between independent parties, and reflect the conditions for these types of financing. Brazil does not have a consolidated market of long-term debts with the same characteristics of BNDES financing; thus, the offering of credit to the entities in general, with such long-term characteristics, is usually restricted to BNDES.

(iv)	Other financings in local currency are considered by carrying the amount restated until the maturity date, adjusted to present value at future market interest rates. The future rates used were obtained on the website of B3.

(v)	Agreements with IDB and IBRD were projected until final maturity in origin currency, using the contracted interest rates plus SOFR’s future rate, obtained with Bloomberg, adjusted to present value using the exchange coupon curve obtained with B3, plus future LFT, disclosed by ANBIMA in the secondary market. All the amounts obtained were translated into Brazilian reais at the exchange rate of December 31, 2022.

(vi)	Agreements with JICA were projected until final maturity in origin currency, using the contracted interest rates, translated to the U.S. dollar and adjusted to present value using the exchange coupon curve obtained with B3, plus future LFT, disclosed by ANBIMA in the secondary market. The amounts obtained were translated into Brazilian reais at the exchange rate of December 31, 2022.

(vii)	Lease and finance leases based on IFRS 16 correspond to instruments valued at their carrying amount restated until the maturity date, and are indexed by a fixed contractual rate. Thus, the Company discloses the amount recorded as of December 31, 2022 as market value.

Financial instruments referring to financial investments and borrowings and financing are classified as Level 2 in the fair value hierarchy.

Considering the nature of other financial instruments, assets and liabilities, the balances recognized in the statement of financial position approximate the fair values, except for borrowings and financing, considering the maturities close to the end of the reporting date, comparison of contractual interest rates with market rates in similar operations at the end of the reporting period, their nature and maturity terms.